Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Element
Acquisitions
Schedule of allocation of purchase price to the fair value of assets acquired and liabilities assumed

 The allocation of the purchase price to the fair value of the assets acquired and liabilities assumed from Element was as follows (in thousands):

Proved properties, including wells and related equipment	$130,527
Unproved properties	123,107
Other assets	806

Total assets acquired	254,440

Current liabilities	831
Asset retirement obligations	393

Total liabilities assumed	1,224

Fair value of net assets acquired	$253,216

Schedule of unaudited pro forma condensed financial data

Year ended December 31, 2011
(in thousands)
Pro forma total revenues	$89,618

Pro forma net income	$9,777

SandRidge
Acquisitions
Schedule of allocation of purchase price to the fair value of assets acquired and liabilities assumed

     The allocation of the purchase price to the fair value of the assets acquired and liabilities assumed from SandRidge was as follows (in thousands):

Proved properties, including wells and related equipment	$158,157
Oil inventory	637

Total assets acquired	158,794
Asset retirement obligations	2,778

Fair value of net assets acquired	$156,016